The Company had the following fully vested options outstanding at October 31, 2021 (Details)	9 Months Ended
Oct. 31, 2021 $ / shares shares
T Ames One [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfOptionOrRightTitleOfSecurityOptionOrRightsOutstanding]	T. Armes
Lender One [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfOptionOrRightOutstanding-0] | shares	500,000
[custom:ClassOfOptionOrRighstDateFromWhichOptionOrRightsExercisable]	Oct. 14, 2021
[custom:OptionAndRightsOutstandingMaturityDate-0]	Oct. 14, 2023
[custom:OptionOrRightExercisePriceOfOptionOrRights] | $ / shares	$ 1.50